BROOKSTONE DIVIDEND STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 98.9%
	ASSET MANAGEMENT - 3.4%
20,286	T Rowe Price Group, Inc.	$2,299,418

	AUTOMOTIVE - 3.7%
199,189	Ford Motor Company	2,477,911

	BANKING - 9.8%
174,777	Huntington Bancshares, Inc.	2,279,093
60,700	Truist Financial Corporation	2,123,286
53,682	US Bancorp	2,252,497
		6,654,876
	BIOTECH & PHARMA - 2.9%
26,842	Gilead Sciences, Inc.	1,935,308

	CHEMICALS - 7.0%
42,100	Dow, Inc.	2,352,548
27,241	Eastman Chemical Company	2,390,125
		4,742,673
	CONTAINERS & PACKAGING - 3.2%
61,708	International Paper Company	2,181,995

	DIVERSIFIED INDUSTRIALS - 3.1%
22,852	3M Company	2,105,126

	ELECTRIC UTILITIES - 20.0%
28,604	American Electric Power Company, Inc.	2,436,775
48,678	Dominion Energy, Inc.	2,328,269
23,164	Duke Energy Corporation	2,127,150
32,353	Edison International	2,200,651
21,470	Entergy Corporation	2,180,708
27,943	WEC Energy Group, Inc.	2,193,246
		13,466,799
	FOOD - 6.5%
75,414	Conagra Brands, Inc.	2,117,625

BROOKSTONE DIVIDEND STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	FOOD - 6.5% (Continued)
41,226	Kellogg Company	$2,273,614
		4,391,239
	GAS & WATER UTILITIES - 3.3%
86,925	NiSource, Inc.	2,265,266

	HEALTH CARE REIT - 2.9%
115,450	Healthpeak Properties, Inc.	1,933,788

	HOUSEHOLD PRODUCTS - 3.1%
17,214	Kimberly-Clark Corporation	2,085,820

	INFRASTRUCTURE REIT - 3.5%
21,587	Crown Castle, Inc.	2,373,275

	INSURANCE - 3.6%
22,386	Prudential Financial, Inc.	2,439,850

	OIL & GAS PRODUCERS - 6.7%
125,003	Kinder Morgan, Inc.	2,173,802
31,610	ONEOK, Inc.	2,374,543
		4,548,345
	RETAIL REIT - 3.2%
42,106	Realty Income Corporation	2,194,143

	TECHNOLOGY HARDWARE - 3.2%
76,101	HP, Inc.	2,155,941

	TELECOMMUNICATIONS - 6.5%
133,271	AT&T, Inc.	2,256,278
53,219	Verizon Communications, Inc.	2,129,824
		4,386,102

BROOKSTONE DIVIDEND STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	TOBACCO & CANNABIS - 3.3%
55,222	Altria Group, Inc.	$2,259,132

	TOTAL COMMON STOCKS (Cost $62,877,964)	$66,897,007

	TOTAL INVESTMENTS - 98.9% (Cost $62,877,964)	$66,897,007
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.1%	776,399
	NET ASSETS - 100.0%	$67,673,406

BROOKSTONE GROWTH STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 98.8%
	AEROSPACE & DEFENSE - 2.9%
5,020	Lockheed Martin Corporation, B	$2,149,765

	AUTOMOTIVE - 3.1%
11,318	Tesla, Inc.(a)	2,284,878

	BEVERAGES - 3.1%
14,247	PepsiCo, Inc.	2,355,599

	BIOTECH & PHARMA - 3.2%
47,342	Bristol-Myers Squibb Company	2,402,606

	E-COMMERCE DISCRETIONARY - 3.7%
15,980	Amazon.com, Inc.(a)	2,824,625

	ELECTRICAL EQUIPMENT - 3.7%
32,350	Fortive Corporation	2,753,955

	HEALTH CARE FACILITIES & SERVICES - 3.1%
4,646	UnitedHealth Group, Inc.	2,293,266

	HOME CONSTRUCTION - 3.5%
34,391	Masco Corporation	2,639,853

	HOUSEHOLD PRODUCTS - 3.0%
116,088	Kenvue, Inc.	2,205,672

	INSTITUTIONAL FINANCIAL SERVICES - 3.4%
11,622	CME Group, Inc.	2,560,908

	INTERNET MEDIA & SERVICES - 14.9%
15,841	Alphabet, Inc., Class A(a)	2,193,345
6,186	Meta Platforms, Inc., Class A	3,031,944
4,869	Netflix, Inc.(a)	2,935,617

BROOKSTONE GROWTH STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 98.8% (Continued)
	INTERNET MEDIA & SERVICES - 14.9% (Continued)
36,749	Uber Technologies, Inc.(a)	$2,921,546
		11,082,452
	LEISURE FACILITIES & SERVICES - 3.0%
7,558	McDonald’s Corporation	2,209,052

	MEDICAL EQUIPMENT & DEVICES - 3.1%
4,044	Thermo Fisher Scientific, Inc.	2,305,808

	OIL & GAS PRODUCERS - 3.3%
21,563	EOG Resources, Inc.	2,468,101

	SEMICONDUCTORS - 10.5%
3,993	NVIDIA Corporation	3,158,942
15,581	QUALCOMM, Inc.	2,458,526
21,586	Teradyne, Inc.	2,236,094
		7,853,562
	SOFTWARE - 21.9%
3,879	Adobe, Inc.(a)	2,173,326
9,956	Autodesk, Inc.(a)	2,570,341
6,007	Microsoft Corporation	2,484,735
6,882	Palo Alto Networks, Inc.(a)	2,137,205
3,129	ServiceNow, Inc.(a)	2,413,523
11,848	Snowflake, Inc.(a)	2,230,741
5,271	Tyler Technologies, Inc.(a)	2,304,165
		16,314,036
	TECHNOLOGY HARDWARE - 2.9%
11,825	Apple, Inc.	2,137,369

	TECHNOLOGY SERVICES - 3.3%
8,785	Visa, Inc., Class A	2,482,992

	TELECOMMUNICATIONS - 3.2%
14,753	T-Mobile US, Inc.	2,409,165

	TOTAL COMMON STOCKS (Cost $65,583,030)	73,733,664

	TOTAL INVESTMENTS - 98.8% (Cost $65,583,030)	$73,733,664
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.2%	928,791
	NET ASSETS - 100.0%	$74,662,455

(a)	Non-income producing security.

BROOKSTONE VALUE STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 98.9%
	AEROSPACE & DEFENSE - 3.0%
10,740	Boeing Company (The)(a)	$2,187,953

	APPAREL & TEXTILE PRODUCTS - 3.0%
21,099	NIKE, Inc., Class B	2,192,819

	BANKING - 11.3%
75,655	Bank of America Corporation	2,611,611
14,939	JPMorgan Chase & Company	2,779,550
51,200	Wells Fargo & Company	2,846,208
		8,237,369
	BEVERAGES - 3.1%
37,021	Coca-Cola Company (The)	2,222,000

	BIOTECH & PHARMA - 6.1%
14,071	Johnson & Johnson	2,270,778
81,995	Pfizer, Inc.	2,177,787
		4,448,565
	CABLE & SATELLITE - 2.9%
49,423	Comcast Corporation, Class A	2,117,776

	DIVERSIFIED INDUSTRIALS - 3.1%
11,201	Honeywell International, Inc.	2,225,975

	ELECTRIC UTILITIES - 3.1%
40,762	NextEra Energy, Inc.	2,249,655

	ELECTRICAL EQUIPMENT - 3.5%
26,772	Otis Worldwide Corporation	2,551,371

	ENTERTAINMENT CONTENT - 3.8%
24,975	Walt Disney Company (The)	2,786,710

BROOKSTONE VALUE STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 3.1%
30,381	CVS Health Corporation	$2,259,435

	HEALTH CARE REIT - 3.1%
24,675	Welltower, Inc.	2,274,048

	INSTITUTIONAL FINANCIAL SERVICES - 3.5%
6,601	Goldman Sachs Group, Inc. (The)	2,568,119

	INSURANCE - 3.4%
5,989	Berkshire Hathaway, Inc., Class B(a)	2,451,897

	LEISURE FACILITIES & SERVICES - 3.3%
24,971	Starbucks Corporation	2,369,748

	MEDICAL EQUIPMENT & DEVICES - 10.0%
9,850	Becton Dickinson and Company	2,320,168
10,054	Danaher Corporation	2,545,069
19,335	Zimmer Biomet Holdings, Inc.	2,404,501
		7,269,738
	METALS & MINING - 2.8%
66,261	Newmont Corporation	2,070,656

	OIL & GAS PRODUCERS - 6.8%
16,311	Chevron Corporation	2,479,435
23,729	Exxon Mobil Corporation	2,480,155
		4,959,590
	RETAIL - CONSUMER STAPLES - 3.2%
47,002	Kroger Company (The)	2,331,770

	SOFTWARE - 3.5%
8,331	Salesforce, Inc.(a)	2,572,779

BROOKSTONE VALUE STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	TECHNOLOGY HARDWARE - 3.0%
45,132	Cisco Systems, Inc.	$2,183,035

	TECHNOLOGY SERVICES - 10.3%
31,876	Cognizant Technology Solutions Corporation, Class A	2,518,842
40,520	Fidelity National Information Services, Inc.	2,803,578
35,834	PayPal Holdings, Inc.(a)	2,162,224
		7,484,644

	TOTAL COMMON STOCKS (Cost $66,257,433)	72,015,652

	TOTAL INVESTMENTS - 98.9% (Cost $66,257,433)	$72,015,652
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.1%	775,177
	NET ASSETS - 100.0%	$72,790,829

(a)	Non-income producing security.

BROOKSTONE INTERMEDIATE BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited)
February 29, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.3%
	FIXED INCOME - 98.3%
103,320	iShares 0-3 Month Treasury Bond ETF	$10,404,324
112,350	iShares 7-10 Year Treasury Bond ETF	10,585,617
451,080	iShares iBonds Dec 2025 Term Treasury ETF	10,478,588
208,320	iShares Trust iShares 1-5 Year Investment Grade	10,638,903
113,400	SPDR Bloomberg 1-3 Month T-Bill ETF	10,407,852
		52,515,284

	TOTAL EXCHANGE-TRADED FUNDS (Cost $51,914,397)	52,515,284

	TOTAL INVESTMENTS - 98.3% (Cost $51,914,397)	$52,515,284
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.7%	901,401
	NET ASSETS - 100.0%	$53,416,685

BROOKSTONE ULTRA-SHORT BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited)
February 29, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.3%
	FIXED INCOME - 98.3%
114,610	Invesco Treasury Collateral ETF	$12,090,209
119,936	iShares 0-3 Month Treasury Bond ETF	12,077,555
505,674	iShares iBonds Dec 2024 Term Treasury ETF	12,110,892
131,620	SPDR Bloomberg 1-3 Month T-Bill ETF	12,080,084
121,334	SPDR Bloomberg 3-12 Month T-Bill ETF	12,064,240
		60,422,980

	TOTAL EXCHANGE-TRADED FUNDS (Cost $60,313,440)	60,422,980

	TOTAL INVESTMENTS - 98.3% (Cost $60,313,440)	$60,422,980
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.7%	1,054,591
	NET ASSETS - 100.0%	$61,477,571

BROOKSTONE ACTIVE ETF
SCHEDULE OF INVESTMENTS (Unaudited)
February 29, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.1%
	EQUITY - 62.4%
122,000	SPDR Portfolio S&P 500 ETF	$7,290,720
103,750	SPDR Portfolio S&P 500 Growth ETF	7,443,025
148,000	SPDR Portfolio S&P 500 Value ETF	7,121,760
		21,855,505
	FIXED INCOME - 35.7%
61,500	iShares 0-3 Month Treasury Bond ETF	6,193,050
251,750	SPDR Portfolio Aggregate Bond ETF	6,331,513
		12,524,563

	TOTAL EXCHANGE-TRADED FUNDS (Cost $31,476,146)	34,380,068

	TOTAL INVESTMENTS - 98.1% (Cost $31,476,146)	$34,380,068
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.9%	662,001
	NET ASSETS - 100.0%	$35,042,069

BROOKSTONE OPPORTUNITIES ETF
SCHEDULE OF INVESTMENTS (Unaudited)
February 29, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.1%
	EQUITY - 62.6%
40,200	Invesco Nasdaq 100 ETF	$7,263,738
17,400	SPDR Dow Jones Industrial Average ETF Trust	6,785,130
14,880	Vanguard S&P 500 ETF	6,947,918
		20,996,786
	FIXED INCOME - 35.5%
59,040	iShares 0-3 Month Treasury Bond ETF	5,945,328
64,800	SPDR Bloomberg 1-3 Month T-Bill ETF	5,947,344
		11,892,672

	TOTAL EXCHANGE-TRADED FUNDS (Cost $30,229,885)	32,889,458

	TOTAL INVESTMENTS - 98.1% (Cost $30,229,885)	$32,889,458
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.9%	648,257
	NET ASSETS - 100.0%	$33,537,715

BROOKSTONE YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited)
February 29, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 96.3%
	EQUITY - 79.6%
369,000	Global X Nasdaq 100 Covered Call ETF	$6,590,340
158,000	Global X S&P 500 Covered Call ETF	6,348,440
114,000	JPMorgan Equity Premium Income ETF	6,494,580
131,625	JPMorgan Nasdaq Equity Premium Income ETF	7,014,296
		26,447,656
	FIXED INCOME - 16.7%
208,000	iShares 20+ Year Treasury Bond BuyWrite Strategy	5,528,640

	TOTAL EXCHANGE-TRADED FUNDS (Cost $30,673,761)	31,976,296

	TOTAL INVESTMENTS - 96.3% (Cost $30,673,761)	$31,976,296
	OTHER ASSETS IN EXCESS OF LIABILITIES - 3.7%	1,216,573
	NET ASSETS - 100.0%	$33,192,869